Finance Costs (Tables)	12 Months Ended
Dec. 31, 2022
Schedule of Finance Costs [Abstract]
Schedule of finance costs
	2022	2021	2020
	S/(000)	S/(000)	S/(000)

Interest on senior notes, note 16 (c)	60,225	63,333	60,857
Finance cost on cross currency swaps	15,155	15,046	16,144
Interest on promissory notes	14,920	7,326	8,298
Expenses for the purchase and amortization of issuance costs of senior notes	1,027	815	816
Interest on lease liabilities, note 13	317	383	409
Counterparty credit risk in cross currency swaps	62	848	542
Interest for bank overdraft	-	-	802
Commission for prepayment of loans	-	-	325
Other	2,108	479	74

Total interest expense	93,814	88,230	88,267
Unwinding of discount of provisions, note 15	1,291	735	427
Total finance costs	95,105	88,965	88,694